ASAP III

                                Filed with the Securities and Exchange Commission on September 20, 2007

Registration No. 333-96577                                                              Investment Company Act No. 811-5438
=======================================================================================================================================

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4

                                                        REGISTRATION STATEMENT
                                                                 UNDER
                                                      THE SECURITIES ACT OF 1933
                                                         Post-Effective No. 22
                                                                  and
                                                        REGISTRATION STATEMENT
                                                                 UNDER
                                                  THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 162

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                      (Exact Name of Registrant)

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                         (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                    (Depositor's Telephone Number)

                                                JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                                            One Corporate Drive, Shelton, Connecticut 06484
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                     C. CHRISTOPHER SPRAGUE, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233
                                      Approximate Date of Proposed Sale to the Public: Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                                    [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    []  on  _____ pursuant to paragraph (b) of Rule 485
                                    []  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    []  on ______  pursuant to paragraph (a) (i) of Rule 485
                                    []  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                        on                   pursuant to paragraph (a) (ii) of Rule 485

                           If appropriate, check the following box:
                                    []  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                               Units of interest in Separate Accounts under variable annuity contracts.
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ASAP III

                                                                 NOTE

Registrant is filing this Post-Effective Amendment No. 22 to Registration Statement No. 333-96577 for the purpose of including in the
Registration Statement a Prospectus Supplement and a Statement of Additional Information Supplement.  The Prospectus, Statement of
Additional Information and Part C that were filed as part of Post-Effective Amendment No. 20 filed with the SEC on April 20, 2007, as supplemented, are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

ASAP III

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                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                     American Skandia Advisor Plan III
                                                          American Skandia APEX II
                                                      American Skandia Xtra Credit Six
                                                        American Skandia Lifevest II
                                                   American Skandia Advisors Choice(R)2000

                                                Supplement to Prospectuses Dated May 1, 2007
                                                     Supplement dated November 19, 2007

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

     We are issuing this  supplement  to set forth six  additional  Advanced  Series  Trust  portfolios  that are being  offered as new variable  investment  options  under  each  of the  above-referenced  products.  We  also  announce  a  change  to the  name,  and non-fundamental  investment  policies of the First Trust 10 Uncommon  Values  Portfolio.  We describe  changes to the Annuity Date provisions  and set forth a new name of the  principal  underwriter  of the  Annuities.  We also make certain  other  changes,  as indicated herein.

I.  NEW SUB-ACCOUNTS

Effective  November 19, 2007, the  underlying  portfolios  listed below are being offered as new  Sub-accounts  under your annuity.  In order to reflect these additions:

     In the section of each Prospectus  entitled "Summary of Contract Expenses",  sub-section  "Underlying Mutual Fund Portfolio Annual
     Expenses", under the heading "Advanced Series Trust", the following portfolios have been added:

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                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
                                                                                                   Acquired            Total Annual
                                                  Management      Other                            Portfolio
             UNDERLYING PORTFOLIO                    Fees          Expenses         12b-1           Fees &               Portfolio
Advanced Series Trust:                                                               Fees          Expenses              Operating

                                                                                                                         Expenses*
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
AST CLS Growth Asset Allocation                      0.30%          0.21%         0.00%           0.91%                 1.42%
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
AST CLS Moderate Asset Allocation                    0.30%          0.21%         0.00%           0.86%                 1.37%
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
AST Horizon Growth Asset Allocation                  0.30%          0.21%         0.00%           0.84%                 1.35%
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
AST Horizon Moderate Asset Allocation                0.30%          0.21%         0.00%           0.81%                 1.32%
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
AST Western Asset Core Plus Bond                     0.70%          0.12%         0.00%           0.00%                 0.82%
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
AST Niemann Capital Growth Asset Allocation          0.30%          0.21%         0.00%           0.89%                 1.40%
----------------------------------------------- ---------------- ------------- ------------ ------------------- -----------------------
*The Total Annual  Portfolio  Operating  Expenses for certain of the  Portfolios set forth above are less than the amounts shown in the table above, due to fee waivers,  reimbursement of expenses, and expense offset arrangements  ("Arrangements").  These Arrangements are voluntary  and may be  terminated  at any time.  In addition,  the  Arrangements  may be modified  periodically.  For more  information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST CLS Growth  Asset  Allocation  Portfolio:  seeks the highest  potential  total    Clarke Lanzen Skalla
                        return  consistent  with its  specified  level  of risk  tolerance.  Under  normal circumstances,  at least 90% of the  Portfolio's  assets will be invested in other portfolios  of Advanced  Series Trust (the  underlying  portfolios)  while no more than 10% of the  Portfolio's  assets may be  invested  in  exchange  traded  funds
  Asset Allocation/     (ETFs).  Under normal market conditions,  the Portfolio will devote between 60% to
        Growth          80% of its net assets to underlying  portfolios  and ETFs  investing  primarily in
                        equity  securities,  and  between  20%  to 40% of its  net  assets  to  underlying    Investment Firm LLC
                        portfolios  and ETFs  investing  primarily  in debt  securities  and money  market instruments.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST CLS Moderate Asset  Allocation  Portfolio:  seeks the highest  potential total return  consistent  with its  specified  level  of risk  tolerance.  Under  normal circumstances,  at least 90% of the  Portfolio's  assets will be invested in other portfolios  of Advanced  Series Trust (the  underlying  portfolios)  while no more
                        than 10% of the  Portfolio's  assets may be  invested  in  exchange  traded  funds    Clarke Lanzen Skalla
  Asset Allocation/     (ETFs).  Under normal market conditions,  the Portfolio will devote between 40% to    Investment Firm LLC
        Growth          60% of its net assets to underlying  portfolios  and ETFs  investing  primarily in equity  securities,  and  between  40%  to 60% of its  net  assets  to  underlying portfolios  and ETFs  investing  primarily  in debt  securities  and money  market instruments.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Horizon Growth Asset Allocation  Portfolio:  seeks the highest potential total      Horizon Capital
                        return  consistent  with its  specified  level  of risk  tolerance.  Under  normal circumstances,  at least 90% of the  Portfolio's  assets will be invested in other portfolios  of Advanced  Series Trust (the  underlying  portfolios)  while no more than 10% of the  Portfolio's  assets may be  invested  in  exchange  traded  funds
  Asset Allocation/     (ETFs).  Under normal market conditions,  the Portfolio will devote between 60% to
        Growth          80% of its net assets to underlying  portfolios  and ETFs  investing  primarily in
                        equity  securities,  and  between  20%  to 40% of its  net  assets  to  underlying     Management Company
                        portfolios  and ETFs  investing  primarily  in debt  securities  and money  market instruments.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Horizon  Moderate  Asset  Allocation  Portfolio:  seeks the highest  potential total return  consistent with its specified level of risk tolerance.  Under normal circumstances,  at least 90% of the  Portfolio's  assets will be invested in other portfolios  of Advanced  Series Trust (the  underlying  portfolios)  while no more
                        than 10% of the  Portfolio's  assets may be  invested  in  exchange  traded  funds      Horizon Capital
  Asset Allocation/     (ETFs).  Under normal market conditions,  the Portfolio will devote between 40% to     Management Company
        Growth          60% of its net assets to underlying  portfolios  and ETFs  investing  primarily in equity  securities,  and  between  40%  to 60% of its  net  assets  to  underlying portfolios  and ETFs  investing  primarily  in debt  securities  and money  market instruments.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST  Niemann  Capital  Growth  Asset  Allocation  Portfolio:   seeks  the  highest      Neimann Capital
                        potential  total return  consistent  with its specified  level of risk  tolerance.
                        Under  normal  circumstances,  at  least  90% of the  Portfolio's  assets  will be invested in other portfolios of Advanced Series Trust (the underlying  portfolios)
                        while no more than 10% of the  Portfolio's  assets  may be  invested  in  exchange traded funds (ETFs).  Under normal market  conditions,  the Portfolio  will devote between 60% to 80% of its net assets to underlying  portfolios  and ETFs investing
                        primarily  in  equity  securities,  and  between  20% to 40% of its net  assets to      Management Inc.
                        underlying  portfolios and ETFs investing  primarily in debt  securities and money market instruments.
----------------------- ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
     Fixed Income      AST  Western  Asset  Core Plus Bond  Portfolio:  seeks to  maximize  total  return, Western Asset Management
                       consistent with prudent investment  management and liquidity needs, by investing to          Company
                       obtain its average  specified  duration.  The  Portfolio's  current  target average duration is generally  2.5 to 7 years.  The  Portfolio  pursues  this  objective by investing in all major fixed income sectors with a bias towards non-Treasuries.
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II. CHANGE TO THE FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO

The  Portfolio  has changed its name to the First Trust Target Focus Four  Portfolio,  and its  investment  policies have been revised.
Please  note that if you wish to make a  transfer  out of this  Portfolio,  you may do so without  charge,  by  calling  our  automated telephone response system at 1-800-766-4530, or by going to our web site at www.americanskandia.prudential.com.

The following is being changed in the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
                                              FIRST DEFINED PORTFOLIO FUND, LLC
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        First Trust Target Focus Four Portfolio (formerly,  First Trust 10 Uncommon Values    First Trust Advisors
                        Portfolio):  seeks to provide above-average  capital  appreciation.  The Portfolio seeks to achieve its  objective  by  investing  in the common  stocks of companies which are  selected by applying  four  separate  uniquely  specialized  strategies selected by First Trust Advisors L.P. (the "Focus Four Strategy").  The Focus Four
      Specialty         Strategy  adheres to a disciplined  investment  process that targets the following four  distinct  areas of the market:  the Dow(R)Target  Dividend  Strategy,  Value
                        Line(R)Target 25  Strategy,  S&P Target Mid 60  Strategy,  and NYSE(R)International            L.P.
                        Target 25 Strategy.
----------------------- ----------------------------------------------------------------------------------- -------------------------

III.     CHANGES TO ANNUITY DATE PROVISIONS

In the "ACCESS TO ACCOUNT VALUE" section of each  prospectus,  under the heading entitled "What types of Annuity Options are Available"
we revise the first  sentence of the second  paragraph to read "You may choose an Annuity Date, an annuity  option and the frequency of annuity payments."

In the "MANAGING YOUR ANNUITY" section of each prospectus, under the heading entitled "May I Change the Owner, Annuitant and
Beneficiary Designations?" we delete the third bullet that reads,  "a new Annuitant if the latest Annuity Date would be earlier than prior to the change."

 IV.     NAME CHANGE OF PRINCIPAL UNDERWRITER

In the General Information section of each prospectus, under the heading entitled "Who Distributes Annuities  . . .", we identify
American Skandia Marketing, Incorporated (ASM) as the principal underwriter and distributor of the Annuities.  Effective on November
1, 2007, ASM has changed its name to Prudential Annuities Distributors, Inc. ("PAD").  Accordingly, we replace the first four sentences under "Who Distributes Annuities Offered By  . . " with the following, and in the remainder of that section, replace references to ASM with PAD:

"Prudential Annuities Distributors, Inc. (PAD) (formerly, American Skandia Marketing, Incorporated), a wholly-owned subsidiary of
Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through this prospectus.   PAD acts
as the distributor of a number of annuity and life insurance products, and is the co-distributor of the Advanced Series Trust.  PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484.  PAD is registered as a broker-dealer under the
Securities Exchange Act of 1934 (Exchange Act), and is a member of the National Association of Securities Dealers, Inc. (NASD)."

V.       ADVISORS CHOICE 2000

In this Annuity only, the Rydex Variable Trust - Inverse S&P 500 Portfolio has changed its name to the Rydex Variable Trust - Inverse
S&P 500 Strategy Portfolio.

 VI.     APPENDIX H:  ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE DEPARTMENT

We amend the line item concerning Optional Living Benefits to refer also to Highest Daily Lifetime Five.

                                          AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                            Optimum
                                                          Optimum Four
                                                          Optimum Plus

                                          Supplement to Prospectuses Dated May 1, 2007
                                               Supplement dated November 19, 2007

     This  Supplement  should be read and  retained  with the current  Prospectus  for your  annuity.  This  Supplement  is intended to update certain  information in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-888-PRU-2888.

     We are issuing this supplement to set forth eight  additional  Advanced Series Trust portfolios that are being offered as new variable investment options under each of the above-referenced  products.  In addition,  we describe changes to the Annuity Date  provisions  and set forth a new name of the principal  underwriter  of the  Annuities.  We also make certain other changes, as indicated herein.

I.  NEW SUB-ACCOUNTS

Effective  November 19, 2007,  the  underlying  portfolios  listed below are being offered as new  Sub-accounts  under your annuity.  In order to reflect these additions:

     In the section of each  Prospectus  entitled  "Summary  of Contract  Expenses",  sub-section  "Underlying  Mutual Fund
     Portfolio Annual Expenses", under the heading "Advanced Series Trust", the following portfolios have been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                          UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                             Management      Other                            Portfolio
          UNDERLYING PORTFOLIO                  Fees          Expenses         12b-1           Fees &            Portfolio Operating
Advanced Series Trust:                                                          Fees          Expenses
                                                                                                                      Expenses
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Balanced Asset Allocation(3)                0.15%          0.02%         0.00%           0.90%                   1.07%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Capital Growth Asset Allocation(3)          0.15%          0.02%         0.00%           0.95%                   1.12%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Cohen & Steers Realty                       1.00%          0.13%         0.00%           0.00%                   1.13%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Conservative Asset Allocation(3)            0.15%          0.04%         0.00%           0.89%                   1.08%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Mid-Cap Value Portfolio                     0.95%          0.21%         0.00%           0.00%                   1.16%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Neuberger Berman Mid-Cap Growth             0.90%          0.14%         0.00%           0.00%                   1.04%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Preservation Asset Allocation(3)            0.15%          0.08%         0.00%           0.82%                   1.05%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Western Asset Core Plus Bond                0.70%          0.12%         0.00%           0.00%                   0.82%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
3 The AST Balanced Asset Allocation  Portfolio,  AST Capital Growth Asset  Allocation  Portfolio,  AST  Conservative  Asset
Allocation  Portfolio,  and the AST  Preservation  Asset Allocation  Portfolio (the "Dynamic Asset Allocation  Portfolios")
each  invest in other  investment  companies  (the  Acquired  Portfolios).  For  example,  each  Dynamic  Asset  Allocation
Portfolio  invests in shares of other portfolios of the Advanced Series Trust,  and some Portfolios  invest in other funds, including  the Dryden  Core  Investment  Fund.  Investors  in a  Portfolio  indirectly  bear the fees and  expenses  of the
Acquired  Portfolios.  The  expenses  shown in the column  entitled  "Acquired  Portfolio  Fees and  Expenses"  represent a weighted  average of the expense  ratios of the  Acquired  Portfolios  in which each  Dynamic  Asset  Allocation  Portfolio invested  during the year ended  December 31, 2006.  The Dynamic Asset  Allocation  Portfolios  do not pay any  transaction fees when they purchase or redeem  shares of the Acquired  Portfolios.  Where  "Acquired  Portfolio  Fees and Expenses" are
less than 0.01%,  such expenses are included in "Other  Expenses."  This may cause the Total Annual  Operating  Expenses to differ from those set forth in the Financial Highlights tables in the prospectus for the Portfolios.

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
                       AST Balanced Asset Allocation  Portfolio:  seeks the highest potential total return consistent with its specified  level of risk  tolerance.  The Portfolio will invest its assets in several other Advanced Series Trust  Portfolios.  Under normal market AST Investment Services,
  Asset Allocation/    conditions,  the Portfolio  will devote between 57.5% to 72.5% of its net assets to     Inc./ Prudential
       Balanced        underlying portfolios investing primarily in equity securities,  and 27.5% to 42.5%      Investments LLC
                       of its net assets to underlying  portfolios  investing primarily in debt securities and money market instruments.
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
                       AST Capital Growth Asset Allocation  Portfolio:  seeks the highest  potential total return  consistent with its specified  level of risk tolerance.  The Portfolio will invest its assets in several other Advanced Series Trust  Portfolios.  Under normal AST Investment Services,
  Asset Allocation/    market  conditions,  the  Portfolio  will devote  between 72.5% to 87.5% of its net     Inc./ Prudential
       Balanced        assets to  underlying  portfolios  investing  primarily in equity  securities,  and      Investments LLC
                       12.5% to 27.5% of its net assets to underlying  portfolios  investing  primarily in debt securities and money market instruments.
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
                       AST  Cohen & Steers  Realty  Portfolio:  seeks to  maximize  total  return  through investment  in  real  estate  securities.  The  Portfolio  pursues  its  investment objective by investing, under normal circumstances,  at least 80% of its net assets in securities of real estate  issuers.  Under normal  circumstances,  the Portfolio
      Specialty        will  invest  substantially  all of its  assets in the  equity  securities  of real  Cohen & Steers Capital
                       estate  companies,  i.e., a company that derives at least 50% of its revenues  from     Management, Inc.
                       the ownership,  construction,  financing, management or sale of real estate or that has at least 50% of its assets in real estate.  Real estate  companies  may include real estate investment trusts (REITs).
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
                       AST Conservative  Asset  Allocation  Portfolio:  seeks the highest  potential total return  consistent with its specified  level of risk tolerance.  The Portfolio will invest its assets in several other Advanced Series Trust  Portfolios.  Under normal AST Investment Services,
  Asset Allocation/    market  conditions,  the  Portfolio  will devote  between 47.5% to 62.5% of its net     Inc./ Prudential
       Balanced        assets to  underlying  portfolios  investing  primarily in equity  securities,  and      Investments LLC
                       37.5% to 52.5% of its net assets to underlying  portfolios  investing  primarily in debt securities and money market instruments.
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
       Mid Cap         AST Mid  Cap  Value  Portfolio:  seeks  to  provide  capital  growth  by  investing
                       primarily  in  mid-capitalization  stocks  that  appear  to  be  undervalued.   The
                       Portfolio generally invests, under normal circumstances,  at least 80% of the value     EARNEST Partners
                       of its net assets in  mid-capitalization  companies.  Mid-capitalization  companies     LLC/WEDGE Capital
        Value          are  generally  those that have market  capitalizations,  at the time of  purchase,      Management, LLP
                       within the market  capitalization range of companies included in the Russell Midcap
                       Value Index during the previous 12-months based on month-end data.
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
    Mid Cap Growth     AST Neuberger Berman Mid-Cap Growth Portfolio:  seeks capital growth.  Under normal     Neuberger Berman
                       market  conditions,  the  Portfolio  invests  at least 80% of its net assets in the common stocks of  mid-capitalization  companies.  Mid-capitalization  companies are those  companies  whose  market  capitalization  is  within  the  range  of  market
                       capitalizations   of  companies  in  the  Russell   Midcap  Growth   Index.   Using
                       fundamental   research  and  quantitative   analysis,   the  subadviser  looks  for      Management Inc.
                       fast-growing companies that are in new or rapidly evolving industries.
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
                       AST Preservation  Asset  Allocation  Portfolio:  seeks the highest  potential total return  consistent with its specified  level of risk tolerance.  The Portfolio will invest its assets in several other Advanced Series Trust  Portfolios.  Under normal AST Investment Services,
  Asset Allocation/    market  conditions,  the  Portfolio  will devote  between 27.5% to 42.5% of its net     Inc./ Prudential
       Balanced        assets to  underlying  portfolios  investing  primarily in equity  securities,  and      Investments LLC
                       57.5% to 72.5% of its net assets to underlying  portfolios  investing  primarily in debt securities and money market instruments.
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
     Fixed Income      AST  Western  Asset  Core Plus Bond  Portfolio:  seeks to  maximize  total  return, Western Asset Management
                       consistent with prudent investment  management and liquidity needs, by investing to          Company
                       obtain its average  specified  duration.  The  Portfolio's  current  target average duration is generally  2.5 to 7 years.  The  Portfolio  pursues  this  objective by investing in all major fixed income sectors with a bias towards non-Treasuries.
-------------------------------------------------------------------------------------------------------------------------------------

II.  CHANGES TO ANNUITY DATE PROVISIONS

In the "ACCESS TO ACCOUNT  VALUE" section of each  prospectus,  under the heading  entitled "What types of Annuity  Options are  Available"  we revise the first  sentence of the second  paragraph to read "You may choose an Annuity Date, an annuity option and the frequency of annuity payments."

In the "MANAGING YOUR ANNUITY" section of each prospectus, under the heading entitled "May I Change the Owner, Annuitant and Beneficiary Designations?" we delete the third bullet that reads,  "a new Annuitant if the latest Annuity Date would be earlier than prior to the change."

III.  NAME CHANGE OF PRINCIPAL UNDERWRITER

In the General Information section of each prospectus, under the heading entitled "Who Distributes Annuities  . . .", we identify American Skandia Marketing, Incorporated (ASM) as the principal underwriter and distributor of the Annuities.
Effective on November 1, 2007, ASM has changed its name to Prudential Annuities Distributors, Inc. ("PAD").  Accordingly,
we replace the first four sentences under "Who Distributes Annuities Offered By  . . " with the following, and in the remainder of that section, replace references to ASM with PAD:

"Prudential Annuities Distributors, Inc. (PAD) (formerly, American Skandia Marketing, Incorporated), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through
this prospectus.   PAD acts as the distributor of a number of annuity and life insurance products, and is the co-distributor of the Advanced Series Trust.  PAD's principal business address is One Corporate Drive, Shelton,
Connecticut 06484.  PAD is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act), and is
a member of the National Association of Securities Dealers, Inc. (NASD)."

IV.  CHANGE TO APPENDIX F:  ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE DEPARTMENT

We amend the line item concerning Optional Living Benefits to also refer to Highest Daily Lifetime Five, for each of
Optimum Four NY, Optimum NY, and Optimum Plus NY.

                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                     American Skandia Advisor Plan III
                                                          American Skandia APEX II
                                                      American Skandia Xtra Credit Six
                                                        American Skandia Lifevest II
                                                   American Skandia Advisors Choice(R)2000

                                    Supplement to Statements of Additional Information Dated May 1, 2007
                                                     Supplement dated November 19, 2007

     This  Supplement  should be read and retained  with the current  Prospectus  and  Statement  of  Additional  Information  for your annuity.  This  Supplement is intended to update certain  information in the Statement of Additional  Information for the variable annuity you own, and is not intended to be a Statement of  Additional  Information,  prospectus,  or offer for any other  variable annuity  listed here that you do not own. If you would like a copy of the current  Statement  of  Additional  Information,  please contact us at 1-888-PRU-2888.

     In the sections of the  Statements  of Additional  Information  entitled  "Principal  Underwriter/Distributor  - American  Skandia
     Marketing,  Incorporated",  we identify American Skandia Marketing,  Incorporated (ASM) as principal underwriter.  Beginning as of the date of this supplement,  ASM has changed its name to Prudential  Annuities  Distributors,  Inc., but otherwise  continues its duties as principal underwriter of each of the above-referenced annuities.

                                                                PART C

                                                           OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(10) Consent of PricewaterhouseCoopers LLP

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                                                              SIGNATURES

         As required by the  Securities Act of 1933 and the  Investment  Company Act of 1940,  the Registrant the Registrant  certifies that it meets the requirements of Securities Act Rule 485(b) for  effectiveness of the Registration  Statement and has duly caused this
Registration Statement to be signed on its behalf, on this 20th_day of September 2007.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation

__/s/ C. Christopher Sprague _____________
C. Christopher Sprague, Vice President, Corporate Counsel

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

___/s/ C. Christopher Sprague ____________
C. Christopher Sprague, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                                                Title                                     Date
                                                             (Principal Executive Officer)
David R. Odenath*                                        Chief Executive Officer and President            September 20, 2007
David R. Odenath
                                                           (Principal Financial Officer and
                                                             Principal Accounting Officer)
Kenneth Y. Tanji*                                Executive Vice President and Chief Financial Officer
Kenneth Y. Tanji

                                                                 (Board of Directors)
James Avery*                                                       Kenneth Y. Tanji*                      Helen Galt*
James Avery                                                        Kenneth Y. Tanji                       Helen Galt

David R. Odenath*                                                                                         Bernard J. Jacob*
David R. Odenath                                                                                          Bernard J. Jacob

                                By:____ /s/ C. Christopher Sprague ________
                                          C. Christopher Sprague

                    *Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney

                                                                EXHIBIT

(10) Consent of PricewaterhouseCoopers LLP